Consolidated Statements of Financial Position $ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Current assets
Cash and cash equivalents	$ 106,700	$ 43,455
Restricted cash		2,424
Amounts receivable	2,569	3,952
Inventories	8,695	7,203
Other current assets	4,903	5,307
Sub total	122,820	62,341
Assets classified as held for sale	430	5,369
Total current assets	123,250	67,710
Non-current assets
Investments in associates	12,183	13,034
Other investments	10,333	19,393
Mining interests	506,670	451,695
Property, plant and equipment	87,123	97,285
Exploration and evaluation	86,258	70,135
Other assets	31,085	44,628
Total assets	856,902	763,880
Current liabilities
Accounts payable and accrued liabilities	26,294	25,379
Lease liabilities	361	1,049
Current portion of long-term debt and credit facility	40,314	11,821
Deferred consideration and contingent payments	3,597	3,307
Contract liability	109	21
Environmental rehabilitation provision	5,974	4,204
Warrant liability	67,852	11,552
Total current liabilities	144,501	57,333
Non-current liabilities
Lease liabilities	461	624
Long-term debt	5,503	5,102
Deferred consideration and contingent payments	8,635	10,545
Contract liability	42,344	31,700
Environmental rehabilitation provision	84,829	72,525
Other non-current liabilities		863
Total liabilities	286,273	178,692
Equity
Share capital	1,137,362	1,080,049
Warrants	11,859	11,859
Contributed surplus	20,228	18,722
Accumulated other comprehensive loss	(503)	(14,529)
Deficit	(598,317)	(510,913)
Total shareholder's equity	570,629	585,188
Total liabilities and shareholder's equity	$ 856,902	$ 763,880